TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables
Schedule of trade payables

			Consolidated
	Ref.	12/31/2024	12/31/2023
Trade payables		7,172,161	7,867,431
(-) Adjusted present value		(98,164)	(96,851)
		7,073,997	7,770,580

Classified:
Current		7,030,734	7,739,520
Non-current	17	43,263	31,060
		7,073,997	7,770,580

Schedule of trade payable forfeiting

		Consolidated
	12/31/2024	12/31/2023
In Brazil	2,159,399	2,843,455
Abroad	743,194	1,365,979
	2,902,593	4,209,434

Schedule of trade payable payment terms

Trade payables	Forfaiting	NoForfaiting
Due between 1 and 180 days	1,973,029	6,525,690
Due between 181 to 360 days	929,564	505,044
Over 360 days		43,263
Total	2,902,593	7,073,997

Schedule of trade payable impact of variations

Exchange variation	64,957
Interest Appropriation	12,530
Total	77,487